Significant accounting policies - Summary of Revenue from External Customers by Geography (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 157,620	$ 125,773	$ 98,676
Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	157,620	125,773	98,676
Brazil [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	86,066	66,464	56,485
Latin America - except Brazil [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	55,770	48,038	36,486
Rest of the world [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 15,784	$ 11,271	$ 5,705